Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.38%
Brazil: 3.72%
Ambev SA (Consumer staples, Beverages)	38,400	$109,070
Atacadao SA (Consumer staples, Consumer staples distribution & retail)	2,000	3,733
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	99,300	260,713
Banco BTG Pactual SA (Financials, Capital markets)	14,800	76,723
Banco do Brasil SA (Financials, Banks)	28,100	247,141
Banco Santander Brasil SA (Financials, Banks)	10,700	60,320
BB Seguridade Participacoes SA (Financials, Insurance)	35,200	214,601
Centrais Eletricas Brasileiras SA (Utilities, Electric utilities)	7,800	54,272
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	10,600	109,796
Cia Siderurgica Nacional SA (Materials, Metals & mining)	13,400	32,092
CPFL Energia SA (Utilities, Electric utilities)	14,900	88,931
Energisa SA (Utilities, Electric utilities)	11,100	96,356
Engie Brasil Energia SA (Utilities, Independent power and renewable electricity producers)	5,000	41,423
Equatorial Energia SA (Utilities, Electric utilities)	8,600	47,719
Hypera SA (Health care, Pharmaceuticals)	8,500	68,391
JBS SA (Consumer staples, Food products)	13,300	44,042
Klabin SA (Materials, Containers & packaging)	21,000	86,843
Localiza Rent a Car SA (Industrials, Ground transportation)	4,860	59,432
Lojas Renner SA (Consumer discretionary, Specialty retail)	9,000	34,504
Natura & Co. Holding SA (Consumer staples, Personal care products)	3,300	9,035
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	76,100	438,153
PRIO SA (Energy, Oil, gas & consumable fuels)†	13,400	90,305
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	16,536	92,339
Rumo SA (Industrials, Ground transportation)	5,500	22,571
Sendas Distribuidora S/A (Consumer staples, Consumer staples distribution & retail)	44,900	95,140
Suzano SA (Materials, Paper & forest products)	12,800	112,981
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	155	1,222
TIM SA (Communication services, Wireless telecommunication services)	1,900	5,228
Ultrapar Participacoes SA (Energy, Oil, gas & consumable fuels)	37,500	125,141
Vale SA (Materials, Metals & mining)	65,600	825,091
Vibra Energia SA (Consumer discretionary, Specialty retail)	38,900	123,372
WEG SA (Industrials, Electrical equipment)	25,000	185,333
		3,862,013
Chile: 0.55%
Banco de Chile (Financials, Banks)	1,539,963	155,706
Banco de Credito e Inversiones SA (Financials, Banks)	2,881	84,687
Banco Santander Chile (Financials, Banks)	746,830	32,455
Cencosud SA (Consumer staples, Consumer staples distribution & retail)	56,164	106,087
Cia Cervecerias Unidas SA (Consumer staples, Beverages)	7,248	53,241
Empresas CMPC SA (Materials, Paper & forest products)	21,260	36,352
Enel Chile SA (Utilities, Electric utilities)	1,870,519	102,762
		571,290
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China: 28.41%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (Communication services, Entertainment)	21,700	$99,697
3peak, Inc. Class A (Information technology, Semiconductors & semiconductor equipment)	400	12,779
3SBio, Inc. (Health care, Biotechnology)144A	189,500	191,667
Agricultural Bank of China Ltd. Class H (Financials, Banks)	261,000	98,328
Airtac International Group (Industrials, Machinery)†	1,000	32,284
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)†	229,000	2,278,170
Aluminum Corp. of China Ltd. Class H (Materials, Metals & mining)	289,334	127,846
Aluminum Corp. of China Ltd. Class A (Materials, Metals & mining)†	12,300	9,366
Amlogic Shanghai Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	588	7,430
Anhui Conch Cement Co. Ltd. Class H (Materials, Construction materials)	30,500	81,017
Anhui Gujing Distillery Co. Ltd. Class B (Consumer staples, Beverages)†	9,313	152,603
Anhui Honglu Steel Construction Group Co. Ltd. Class A (Materials, Metals & mining)†	2,400	9,499
Anhui Kouzi Distillery Co. Ltd. Class A (Consumer staples, Beverages)†	500	3,807
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	11,800	120,480
Autobio Diagnostics Co. Ltd. Class A (Health care, Health care equipment & supplies)†	5,100	40,768
Avary Holding Shenzhen Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)†	5,600	20,037
AVIC Industry-Finance Holdings Co. Ltd. Class A (Financials, Financial services)†	33,000	17,930
AviChina Industry & Technology Co. Ltd. Class H (Industrials, Aerospace & defense)	4,000	1,936
Baidu, Inc. Class A (Communication services, Interactive media & services)†	44,100	672,444
Bank of Changsha Co. Ltd. Class A (Financials, Banks)†	26,700	30,141
Bank of China Ltd. Class H (Financials, Banks)	1,355,000	531,240
Bank of Communications Co. Ltd. Class H (Financials, Banks)	97,000	62,557
Bank of Jiangsu Co. Ltd. Class A (Financials, Banks)†	4,200	4,387
Bank of Suzhou Co. Ltd. Class A (Financials, Banks)	51,800	49,581
BeiGene Ltd. (Health care, Biotechnology)†	15,600	265,364
Beijing Enterprises Water Group Ltd. (Utilities, Water utilities)	110,000	26,972
Beijing Kingsoft Office Software, Inc. Class A (Information technology, Software)†	252	15,323
Beijing United Information Technology Co. Ltd. Class A (Industrials, Trading companies & distributors)†	10,190	65,764
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (Health care, Biotechnology)	2,925	38,290
BGI Genomics Co. Ltd. Class A (Health care, Biotechnology)	2,822	23,392
Bilibili, Inc. Class Z (Communication services, Entertainment)†	6,420	104,534
Bloomage Biotechnology Corp. Ltd. Class A (Health care, Biotechnology)†	5,749	71,284
Bosideng International Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	100,000	41,505
BYD Co. Ltd. Class H (Consumer discretionary, Automobiles)	7,500	226,424
Canmax Technologies Co. Ltd. Class A (Materials, Chemicals)	7,280	34,287
CGN Power Co. Ltd. Class H (Utilities, Independent power and renewable electricity producers)144A	623,000	149,575
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (Consumer discretionary, Automobile components)†	400	5,966
China Cinda Asset Management Co. Ltd. Class H (Financials, Capital markets)	783,000	86,995
See accompanying notes to portfolio of investments
2 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China (continued)
China CITIC Bank Corp. Ltd. Class H (Financials, Banks)	351,000	$184,679
China Coal Energy Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	121,000	91,479
China Communications Services Corp. Ltd. Class H (Industrials, Construction & engineering)	240,000	114,016
China Construction Bank Corp. Class H (Financials, Banks)	1,171,000	749,217
China Feihe Ltd. (Consumer staples, Food products)144A	81,000	47,066
China Galaxy Securities Co. Ltd. Class H (Financials, Capital markets)†	213,500	115,060
China Gas Holdings Ltd. (Utilities, Gas utilities)	24,000	27,217
China Hongqiao Group Ltd. (Materials, Metals & mining)	48,000	34,082
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A†	52,400	95,827
China Lesso Group Holdings Ltd. (Industrials, Building products)	73,000	48,198
China Life Insurance Co. Ltd. Class H (Financials, Insurance)	135,000	227,918
China Longyuan Power Group Corp. Ltd. Class H (Utilities, Independent power and renewable electricity producers)	15,000	16,819
China Medical System Holdings Ltd. (Health care, Pharmaceuticals)	51,000	71,643
China Meheco Co. Ltd. Class A (Health care, Health care providers & services)†	20,900	40,597
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,000	15,447
China Mengniu Dairy Co. Ltd. (Consumer staples, Food products)†	12,334	47,884
China Merchants Bank Co. Ltd. Class H (Financials, Banks)†	71,000	330,045
China Merchants Bank Co. Ltd. Class A (Financials, Banks)†	5,000	22,732
China Minsheng Banking Corp. Ltd. Class H (Financials, Banks)	175,000	69,281
China National Building Material Co. Ltd. Class H (Materials, Construction materials)	154,000	87,124
China National Software & Service Co. Ltd. Class A (Information technology, Software)	8,700	74,370
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	88,000	89,681
China Overseas Property Holdings Ltd. (Real estate, Real estate management & development)	60,000	55,016
China Pacific Insurance Group Co. Ltd. Class H (Financials, Insurance)	21,600	54,618
China Pacific Insurance Group Co. Ltd. Class A (Financials, Insurance)†	2,400	9,408
China Petroleum & Chemical Corp. Class H (Energy, Oil, gas & consumable fuels)	432,000	271,984
China Railway Group Ltd. Class H (Industrials, Construction & engineering)†	198,000	130,475
China Railway Signal & Communication Corp. Ltd. Class A (Information technology, Electronic equipment, instruments & components)†	17,228	14,453
China Rare Earth Resources & Technology Co. Ltd. Class A (Materials, Metals & mining)†	6,900	30,302
China Resources Gas Group Ltd. (Utilities, Gas utilities)	11,400	37,488
China Resources Land Ltd. (Real estate, Real estate management & development)	38,000	142,188
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)†	1,100	10,114
China Ruyi Holdings Ltd. (Communication services, Entertainment)†	120,000	26,818
China Shenhua Energy Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	52,000	164,358
China Tourism Group Duty Free Corp. Ltd. Class H (Consumer discretionary, Specialty retail)144A†	3,400	54,102
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	1,418,000	155,736
China Vanke Co. Ltd. Class H (Real estate, Real estate management & development)†	103,000	136,010
China Yangtze Power Co. Ltd. Class A (Utilities, Independent power and renewable electricity producers)†	14,900	47,210
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China (continued)
Chinasoft International Ltd. (Information technology, IT services)†	162,000	$96,615
Chongqing Brewery Co. Ltd. Class A (Consumer staples, Beverages)†	500	6,278
Chongqing Changan Automobile Co. Ltd. Class A (Consumer discretionary, Automobiles)†	7,100	11,943
Chongqing Zhifei Biological Products Co. Ltd. Class A (Health care, Biotechnology)†	3,300	32,650
Chow Tai Fook Jewellery Group Ltd. (Consumer discretionary, Specialty retail)†	1,600	2,832
CMOC Group Ltd. Class H (Materials, Metals & mining)†	156,000	81,482
COSCO SHIPPING Holdings Co. Ltd. Class H (Industrials, Marine transportation)	146,175	128,806
COSCO SHIPPING Ports Ltd. (Industrials, Transportation infrastructure)	154,000	96,957
Country Garden Holdings Co. Ltd. (Real estate, Real estate management & development)†	486,000	89,374
Country Garden Services Holdings Co. Ltd. (Real estate, Real estate management & development)	43,000	50,026
CRRC Corp. Ltd. Class H (Industrials, Machinery)	265,000	164,135
Daan Gene Co. Ltd. Class A (Health care, Biotechnology)†	62,440	107,576
Daqin Railway Co. Ltd. Class A (Industrials, Ground transportation)†	56,300	60,544
Daqo New Energy Corp. ADR (Information technology, Semiconductors & semiconductor equipment)†	688	24,734
DaShenLin Pharmaceutical Group Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)†	14,200	65,060
Datang International Power Generation Co. Ltd. Class A (Utilities, Independent power and renewable electricity producers)†	87,200	45,046
Do-Fluoride New Materials Co. Ltd. Class A (Materials, Chemicals)	3,500	9,853
Dong-E-E-Jiao Co. Ltd. Class A (Health care, Pharmaceuticals)†	2,300	15,983
Dongfang Electric Corp. Ltd. Class A (Industrials, Electrical equipment)†	17,800	45,099
Dongfeng Motor Group Co. Ltd. Class H (Consumer discretionary, Automobiles)	300,000	129,878
Dongyue Group Ltd. (Materials, Chemicals)	100,000	87,479
East Buy Holding Ltd. (Consumer discretionary, Diversified consumer services)144A†	23,500	87,182
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	8,600	99,943
Everbright Securities Co. Ltd. Class A (Financials, Capital markets)†	8,200	18,283
Flat Glass Group Co. Ltd. Class H (Information technology, Semiconductors & semiconductor equipment)†	20,000	56,191
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)†	14,700	13,284
Fuyao Glass Industry Group Co. Ltd. Class H (Consumer discretionary, Automobile components)144A	17,600	64,058
Ganfeng Lithium Group Co. Ltd. Class H (Materials, Chemicals)144A	23,600	149,337
G-bits Network Technology Xiamen Co. Ltd. Class A (Communication services, Entertainment)	1,500	118,209
GCL Technology Holdings Ltd. (Information technology, Semiconductors & semiconductor equipment)†	786,000	170,642
GD Power Development Co. Ltd. Class A (Utilities, Independent power and renewable electricity producers)†	136,200	78,219
GDS Holdings Ltd. Class A (Information technology, IT services)†	10,100	12,460
Geely Automobile Holdings Ltd. (Consumer discretionary, Automobiles)	14,000	16,288
GF Securities Co. Ltd. Class H (Financials, Capital markets)†	7,200	10,004
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	105,000	107,810
Greentown China Holdings Ltd. (Real estate, Real estate management & development)	60,000	56,319
See accompanying notes to portfolio of investments
4 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China (continued)
Greentown Service Group Co. Ltd. (Real estate, Real estate management & development)	62,000	$33,492
Guangdong Haid Group Co. Ltd. Class A (Consumer staples, Food products)†	1,400	9,112
Guangdong HEC Technology Holding Co. Ltd. Class A (Materials, Metals & mining)	84,800	86,060
Guangzhou Automobile Group Co. Ltd. Class H (Consumer discretionary, Automobiles)	134,400	77,065
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (Health care, Health care providers & services)†	3,700	18,697
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (Industrials, Electrical equipment)†	4,000	26,401
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (Health care, Health care providers & services)†	3,900	37,949
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)†	1,700	14,848
Haidilao International Holding Ltd. (Consumer discretionary, Hotels, restaurants & leisure)144A†	29,000	61,034
Haier Smart Home Co. Ltd. Class H (Consumer discretionary, Household durables)†	42,000	120,415
Haitian International Holdings Ltd. (Industrials, Machinery)	30,000	68,119
Hangzhou Chang Chuan Technology Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	1,000	7,110
Hangzhou First Applied Material Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	5,908	25,480
Hangzhou Oxygen Plant Group Co. Ltd. Class A (Materials, Chemicals)	13,500	67,895
Hangzhou Tigermed Consulting Co. Ltd. Class H (Health care, Life sciences tools & services)144A	21,500	161,172
Hangzhou Tigermed Consulting Co. Ltd. Class A (Health care, Life sciences tools & services)†	2,800	31,845
Heilongjiang Agriculture Co. Ltd. Class A (Consumer staples, Food products)	14,100	26,535
Henan Shenhuo Coal & Power Co. Ltd. Class A (Materials, Metals & mining)	47,800	85,987
Henan Shuanghui Investment & Development Co. Ltd. Class A (Consumer staples, Food products)	7,400	25,603
Hengan International Group Co. Ltd. (Consumer staples, Personal care products)	12,000	51,032
Hengdian Group DMEGC Magnetics Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	19,200	48,970
Hengyi Petrochemical Co. Ltd. Class A (Materials, Chemicals)†	54,700	51,586
Hithink RoyalFlush Information Network Co. Ltd. Class A (Financials, Capital markets)	1,500	33,959
Huadian Power International Corp. Ltd. Class A (Utilities, Independent power and renewable electricity producers)†	149,000	149,537
Huadong Medicine Co. Ltd. Class A (Health care, Health care providers & services)†	10,500	57,552
Hualan Biological Engineering, Inc. Class A (Health care, Biotechnology)†	15,300	48,520
Huaneng Power International, Inc. Class H (Utilities, Independent power and renewable electricity producers)†	227,334	146,031
Hubei Feilihua Quartz Glass Co. Ltd. Class A (Materials, Chemicals)	5,900	39,846
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)†	10,700	47,759
Hubei Xingfa Chemicals Group Co. Ltd. Class A (Materials, Chemicals)†	14,000	42,151
Humanwell Healthcare Group Co. Ltd. Class A (Health care, Pharmaceuticals)†	21,600	79,840
Hunan Valin Steel Co. Ltd. Class A (Materials, Metals & mining)†	33,500	22,917
Imeik Technology Development Co. Ltd. Class A (Health care, Biotechnology)	1,400	88,796
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)	857,000	458,573
Inner Mongolia ERDOS Resources Co. Ltd. Class A (Materials, Metals & mining)†	27,100	52,831
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (Materials, Chemicals)	17,600	$10,875
Inner Mongolia Yitai Coal Co. Ltd. Class B (Energy, Oil, gas & consumable fuels)†	116,200	149,898
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (Materials, Chemicals)	35,900	33,654
JA Solar Technology Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	1,260	6,385
JCET Group Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	15,000	65,875
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	30,535	490,950
Jiangsu Expressway Co. Ltd. Class H (Industrials, Transportation infrastructure)	168,000	162,412
Jiangsu Hengli Hydraulic Co. Ltd. Class A (Industrials, Machinery)†	2,100	16,127
Jiangsu Pacific Quartz Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	400	6,407
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (Health care, Health care equipment & supplies)	4,200	19,751
Jiangsu Zhongtian Technology Co. Ltd. Class A (Industrials, Electrical equipment)†	7,200	14,736
Jiangxi Copper Co. Ltd. Class H (Materials, Metals & mining)	90,000	135,395
Jiangxi Copper Co. Ltd. Class A (Materials, Metals & mining)†	12,900	33,592
Jiangxi Special Electric Motor Co. Ltd. Class A (Industrials, Electrical equipment)†	23,400	38,339
Jiumaojiu International Holdings Ltd. (Consumer discretionary, Hotels, restaurants & leisure)144A	40,000	68,451
Jizhong Energy Resources Co. Ltd. Class A (Energy, Oil, gas & consumable fuels)†	41,500	42,467
Jointown Pharmaceutical Group Co. Ltd. Class A (Health care, Health care providers & services)†	32,100	73,287
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (Consumer staples, Food products)†	26,500	135,588
Keda Industrial Group Co. Ltd. Class A (Industrials, Machinery)	5,100	7,617
Kingboard Holdings Ltd. (Information technology, Electronic equipment, instruments & components)	36,500	98,353
Kuaishou Technology (Communication services, Interactive media & services)144A†	25,100	169,888
Kunlun Energy Co. Ltd. (Utilities, Gas utilities)	144,000	114,752
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)†	700	160,496
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	14,100	203,655
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	21,500	115,319
Livzon Pharmaceutical Group, Inc. Class A (Health care, Pharmaceuticals)†	800	4,412
Longfor Group Holdings Ltd. (Real estate, Real estate management & development)144A	43,000	82,700
Luxi Chemical Group Co. Ltd. Class A (Materials, Chemicals)†	29,800	44,379
Meihua Holdings Group Co. Ltd. Class A (Consumer staples, Food products)	65,500	82,424
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	68,760	967,678
Ming Yang Smart Energy Group Ltd. Class A (Industrials, Electrical equipment)†	9,100	22,505
NetEase, Inc. (Communication services, Entertainment)	28,800	487,696
New Oriental Education & Technology Group, Inc. (Consumer discretionary, Diversified consumer services)†	23,800	90,879
Ningbo Deye Technology Co. Ltd. Class A (Industrials, Machinery)	1,800	34,316
Ningbo Orient Wires & Cables Co. Ltd. Class A (Industrials, Electrical equipment)	6,500	44,831
Nongfu Spring Co. Ltd. Class H (Consumer staples, Beverages)144A	7,400	39,691
Offshore Oil Engineering Co. Ltd. Class A (Energy, Energy equipment & services)†	24,000	20,742
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (Materials, Metals & mining)†	178,000	99,718
See accompanying notes to portfolio of investments
6 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China (continued)
PDD Holdings, Inc. ADR (Consumer discretionary, Broadline retail)†	2,468	$161,210
People’s Insurance Co. Group of China Ltd. Class H (Financials, Insurance)	515,000	194,676
Perfect World Co. Ltd. Class A (Communication services, Entertainment)	45,900	118,685
PetroChina Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	390,000	252,016
Pharmaron Beijing Co. Ltd. Class H (Health care, Life sciences tools & services)144A	45,850	169,219
Pharmaron Beijing Co. Ltd. Class A (Health care, Life sciences tools & services)†	3,100	20,116
PICC Property & Casualty Co. Ltd. Class H (Financials, Insurance)	140,000	166,810
Ping An Insurance Group Co. of China Ltd. Class H (Financials, Insurance)	81,000	514,108
Postal Savings Bank of China Co. Ltd. Class H (Financials, Banks)144A	134,000	84,194
Proya Cosmetics Co. Ltd. Class A (Consumer staples, Personal care products)	1,876	31,709
Qifu Technology, Inc. ADR (Financials, Consumer finance)	505	6,944
Risen Energy Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	17,600	57,970
Seazen Holdings Co. Ltd. Class A (Real estate, Real estate management & development)†	22,200	43,685
Shandong Buchang Pharmaceuticals Co. Ltd. Class A (Health care, Pharmaceuticals)†	800	2,553
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (Materials, Chemicals)	7,900	32,437
Shandong Weifang Rainbow Chemical Co. Ltd. Class A (Materials, Chemicals)	5,500	59,170
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	79,600	117,716
Shanghai Aiko Solar Energy Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	4,700	22,804
Shanghai Baosight Software Co. Ltd. Class B (Information technology, Software)†	95,317	316,929
Shanghai Baosight Software Co. Ltd. Class A (Information technology, Software)†	5,443	40,629
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (Information technology, Semiconductors & semiconductor equipment)†	55,000	147,852
Shanghai Fudan Microelectronics Group Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	11,969	96,164
Shanghai Jinjiang International Hotels Co. Ltd. Class A (Consumer discretionary, Hotels, restaurants & leisure)†	3,200	21,120
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B (Real estate, Real estate management & development)	96,261	57,468
Shanghai M&G Stationery, Inc. Class A (Industrials, Commercial services & supplies)	6,200	37,107
Shanghai Medicilon, Inc. Class A (Health care, Life sciences tools & services)	4,516	82,941
Shanghai Pharmaceuticals Holding Co. Ltd. Class H (Health care, Health care providers & services)†	15,400	30,680
Shanghai RAAS Blood Products Co. Ltd. Class A (Health care, Biotechnology)†	69,300	65,550
Shengyi Technology Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	3,600	7,733
Shenzhen International Holdings Ltd. (Industrials, Transportation infrastructure)	71,500	56,704
Shenzhen Kstar Science & Technology Co. Ltd. Class A (Industrials, Electrical equipment)	13,400	73,051
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (Health care, Health care equipment & supplies)†	7,000	59,030
Shenzhen SC New Energy Technology Corp. Class A (Information technology, Semiconductors & semiconductor equipment)†	2,700	36,344
Shenzhen YUTO Packaging Technology Co. Ltd. Class A (Materials, Containers & packaging)†	2,500	8,326
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China (continued)
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	4,100	$33,196
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)†	6,800	27,422
Sichuan Hebang Biotechnology Co. Ltd. Class A (Materials, Chemicals)	1,100	364
Sichuan Kelun Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)	23,500	102,443
Sichuan Yahua Industrial Group Co. Ltd. Class A (Materials, Chemicals)†	2,000	5,062
Sieyuan Electric Co. Ltd. Class A (Industrials, Electrical equipment)†	3,300	21,989
Silergy Corp. (Information technology, Semiconductors & semiconductor equipment)	5,000	65,170
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	64,400	210,953
Sunny Optical Technology Group Co. Ltd. (Information technology, Electronic equipment, instruments & components)	3,800	35,717
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)†	23,000	82,263
TBEA Co. Ltd. Class A (Industrials, Electrical equipment)†	3,700	11,650
Tencent Holdings Ltd. (Communication services, Interactive media & services)	102,200	4,053,831
Tianqi Lithium Corp. Class A (Materials, Chemicals)†	3,200	32,404
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	46,000	68,967
Titan Wind Energy Suzhou Co. Ltd. Class A (Industrials, Electrical equipment)†	13,200	28,911
Toly Bread Co. Ltd. Class A (Consumer staples, Food products)	52,680	77,488
TongFu Microelectronics Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	10,300	35,912
Tongling Nonferrous Metals Group Co. Ltd. Class A (Materials, Metals & mining)	76,300	31,145
Tongwei Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	10,900	52,349
Topsports International Holdings Ltd. (Consumer discretionary, Specialty retail)144A	144,000	111,810
TravelSky Technology Ltd. Class H (Consumer discretionary, Hotels, restaurants & leisure)	88,000	160,481
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	6,000	51,645
Tsingtao Brewery Co. Ltd. Class A (Consumer staples, Beverages)†	1,000	13,402
Uni-President China Holdings Ltd. (Consumer staples, Food products)	55,000	47,762
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)†	9,601	137,486
Wanda Film Holding Co. Ltd. Class A (Communication services, Entertainment)†	3,700	6,401
Wanhua Chemical Group Co. Ltd. Class A (Materials, Chemicals)	600	6,947
Weibo Corp. ADR (Communication services, Interactive media & services)†	1,188	16,596
Weichai Power Co. Ltd. Class H (Industrials, Machinery)†	74,000	100,551
Weihai Guangwei Composites Co. Ltd. Class A (Materials, Chemicals)	7,840	32,323
Wuhan DR Laser Technology Corp. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	2,200	30,982
Wuliangye Yibin Co. Ltd. Class A (Consumer staples, Beverages)†	1,200	27,225
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	14,336	118,087
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	50,500	258,290
Xiamen C & D, Inc. Class A (Industrials, Trading companies & distributors)†	17,900	29,252
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	132,000	174,304
Xinjiang Zhongtai Chemical Co. Ltd. Class A (Materials, Chemicals)†	12,500	11,630
Xinyi Solar Holdings Ltd. (Information technology, Semiconductors & semiconductor equipment)	16,000	15,795
Yadea Group Holdings Ltd. (Consumer discretionary, Automobiles)144A	12,000	23,907
See accompanying notes to portfolio of investments
8 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
China (continued)
Yankuang Energy Group Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	32,000	$81,078
Yifeng Pharmacy Chain Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	7,300	50,986
Yihai International Holding Ltd. (Consumer staples, Food products)†	20,000	44,340
Youngor Group Co. Ltd. Class A (Real estate, Real estate management & development)†	46,300	44,772
Youngy Co. Ltd. Class A (Materials, Metals & mining)†	2,000	17,316
YTO Express Group Co. Ltd. Class A (Industrials, Air freight & logistics)	5,200	11,265
Yunnan Aluminium Co. Ltd. Class A (Materials, Metals & mining)†	23,600	40,195
Yunnan Yuntianhua Co. Ltd. Class A (Materials, Chemicals)	22,700	53,232
Zangge Mining Co. Ltd. Class A (Materials, Chemicals)	9,000	29,112
Zhejiang China Commodities City Group Co. Ltd. Class A (Real estate, Real estate management & development)	16,900	19,578
Zhejiang Expressway Co. Ltd. Class H (Industrials, Transportation infrastructure)	168,000	124,437
Zhejiang Juhua Co. Ltd. Class A (Materials, Chemicals)†	26,200	48,495
Zhejiang Supor Co. Ltd. Class A (Consumer discretionary, Household durables)	5,100	32,096
Zhejiang Weixing New Building Materials Co. Ltd. Class A (Industrials, Building products)	7,500	20,385
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)†	7,600	40,790
Zhongsheng Group Holdings Ltd. (Consumer discretionary, Specialty retail)	8,000	29,526
Zhuzhou CRRC Times Electric Co. Ltd. (Industrials, Machinery)†	13,400	56,386
Zijin Mining Group Co. Ltd. Class H (Materials, Metals & mining)	78,000	105,787
ZTE Corp. Class H (Information technology, Communications equipment)	47,200	144,967
		29,504,374
Colombia: 0.07%
Bancolombia SA (Financials, Banks)	9,173	57,305
Interconexion Electrica SA ESP (Utilities, Electric utilities)	3,452	13,653
		70,958
Czech Republic: 0.19%
CEZ AS (Utilities, Electric utilities)†	568	25,553
Komercni Banka AS (Financials, Banks)	2,951	87,953
Moneta Money Bank AS (Financials, Banks)144A	24,791	88,464
		201,970
Egypt: 0.04%
Commercial International Bank Egypt SAE ADR (Financials, Banks)	39,045	44,121
Greece: 0.56%
Alpha Services & Holdings SA (Financials, Banks)†	56,691	83,957
Eurobank Ergasias Services & Holdings SA Class A (Financials, Banks)†	62,735	97,904
FF Group (Consumer discretionary, Textiles, apparel & luxury goods)♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	1,504	23,021
JUMBO SA (Consumer discretionary, Specialty retail)	3,373	78,237
Motor Oil Hellas Corinth Refineries SA (Energy, Oil, gas & consumable fuels)†	2,770	71,416
Mytilineos SA (Industrials, Industrial conglomerates)	399	12,573
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Greece (continued)
National Bank of Greece SA (Financials, Banks)†	12,003	$74,414
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)†	8,165	139,467
		580,989
Hong Kong: 1.09%
Beijing Enterprises Holdings Ltd. (Utilities, Gas utilities)	10,000	38,631
BYD Electronic International Co. Ltd. (Information technology, Communications equipment)	13,500	39,308
China Everbright Environment Group Ltd. (Industrials, Commercial services & supplies)	6,000	2,345
China Jinmao Holdings Group Ltd. (Real estate, Real estate management & development)	470,000	67,225
China Merchants Port Holdings Co. Ltd. (Industrials, Transportation infrastructure)	14,000	20,310
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	43,500	88,217
China Resources Beer Holdings Co. Ltd. (Consumer staples, Beverages)	8,000	50,470
China Resources Pharmaceutical Group Ltd. (Health care, Pharmaceuticals)144A	136,500	130,914
China Resources Power Holdings Co. Ltd. (Utilities, Independent power and renewable electricity producers)	46,000	106,211
China Taiping Insurance Holdings Co. Ltd. (Financials, Insurance)	30,600	31,888
China Traditional Chinese Medicine Holdings Co. Ltd. (Health care, Pharmaceuticals)	54,000	25,998
CITIC Ltd. (Industrials, Industrial conglomerates)	19,000	21,935
CSPC Pharmaceutical Group Ltd. (Health care, Pharmaceuticals)	108,000	94,063
Far East Horizon Ltd. (Financials, Financial services)	140,000	117,286
Kingboard Laminates Holdings Ltd. (Information technology, Electronic equipment, instruments & components)	121,000	110,640
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	62,000	58,275
Orient Overseas International Ltd. (Industrials, Marine transportation)	5,500	67,043
Yuexiu Property Co. Ltd. (Real estate, Real estate management & development)	54,400	58,913
		1,129,672
Hungary: 0.35%
MOL Hungarian Oil & Gas PLC (Energy, Oil, gas & consumable fuels)	6,512	52,977
OTP Bank Nyrt (Financials, Banks)	4,226	131,605
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	7,256	182,634
		367,216
India: 14.54%
ABB India Ltd. (Industrials, Electrical equipment)	2,246	112,010
Apollo Hospitals Enterprise Ltd. (Health care, Health care providers & services)	973	54,358
Asian Paints Ltd. (Materials, Chemicals)	4,907	189,380
AU Small Finance Bank Ltd. (Financials, Banks)144A†	4,825	45,310
Aurobindo Pharma Ltd. (Health care, Pharmaceuticals)	3,848	30,633
Avenue Supermarts Ltd. (Consumer staples, Consumer staples distribution & retail)144A†	1,454	61,007
Axis Bank Ltd. (Financials, Banks)	42,933	474,753
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	3,056	168,704
Bajaj Finance Ltd. (Financials, Consumer finance)	3,066	259,040
See accompanying notes to portfolio of investments
10 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
India (continued)
Bajaj Finserv Ltd. (Financials, Financial services)	4,366	$76,576
Bajaj Holdings & Investment Ltd. (Financials, Financial services)	324	28,451
Bandhan Bank Ltd. (Financials, Banks)144A†	41,089	133,103
Bank of Baroda (Financials, Banks)	106,633	238,446
Bharat Electronics Ltd. (Industrials, Aerospace & defense)†	133,737	181,292
Bharat Forge Ltd. (Consumer discretionary, Automobile components)†	4,720	45,145
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)†	24,771	254,471
Britannia Industries Ltd. (Consumer staples, Food products)	4,639	261,133
CG Power & Industrial Solutions Ltd. (Industrials, Electrical equipment)	80,131	380,500
Cholamandalam Investment & Finance Co. Ltd. (Financials, Consumer finance)	6,887	87,482
Cipla Ltd. (Health care, Pharmaceuticals)	6,133	70,651
Coal India Ltd. (Energy, Oil, gas & consumable fuels)†	45,069	131,423
Colgate-Palmolive India Ltd. (Consumer staples, Personal care products)	7,767	149,408
Container Corp. Of India Ltd. (Industrials, Ground transportation)†	19,236	156,003
Dabur India Ltd. (Consumer staples, Personal care products)†	5,697	38,245
Divi’s Laboratories Ltd. (Health care, Life sciences tools & services)†	1,699	70,718
DLF Ltd. (Real estate, Real estate management & development)†	3,465	19,890
Dr Reddy’s Laboratories Ltd. (Health care, Pharmaceuticals)	1,923	104,621
Eicher Motors Ltd. (Consumer discretionary, Automobiles)†	3,811	169,146
GAIL India Ltd. (Utilities, Gas utilities)	56,280	71,292
Godrej Consumer Products Ltd. (Consumer staples, Personal care products)†	8,230	105,282
Havells India Ltd. (Industrials, Electrical equipment)	7,470	118,097
HCL Technologies Ltd. (Information technology, IT services)	19,967	276,365
Hero MotoCorp Ltd. (Consumer discretionary, Automobiles)	7,724	257,669
Hindalco Industries Ltd. (Materials, Metals & mining)†	18,308	89,823
Hindustan Unilever Ltd. (Consumer staples, Personal care products)	13,656	440,315
ICICI Bank Ltd. (Financials, Banks)†	89,361	1,025,203
Indian Hotels Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	32,166	151,515
Indian Oil Corp. Ltd. (Energy, Oil, gas & consumable fuels)†	18,162	19,758
Indraprastha Gas Ltd. (Utilities, Gas utilities)	19,810	115,079
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	95,108	176,865
Info Edge India Ltd. (Communication services, Interactive media & services)	2,376	116,998
Infosys Ltd. (Information technology, IT services)	50,570	805,813
ITC Ltd. (Consumer staples, Tobacco)	66,146	356,187
Jindal Steel & Power Ltd. (Materials, Metals & mining)†	18,763	117,309
JSW Steel Ltd. (Materials, Metals & mining)	848	7,137
Jubilant Foodworks Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	5,310	31,020
Kotak Mahindra Bank Ltd. (Financials, Banks)†	9,098	221,517
Larsen & Toubro Ltd. (Industrials, Construction & engineering)†	9,172	244,527
LTIMindtree Ltd. (Information technology, IT services)144A†	1,124	67,909
Lupin Ltd. (Health care, Pharmaceuticals)†	3,380	32,868
Mahindra & Mahindra Ltd. (Consumer discretionary, Automobiles)	20,318	323,931
Marico Ltd. (Consumer staples, Food products)	8,664	56,870
Maruti Suzuki India Ltd. (Consumer discretionary, Automobiles)	2,333	264,165
Mphasis Ltd. (Information technology, IT services)	1,569	36,922
MRF Ltd. (Consumer discretionary, Automobile components)†	111	130,427
Muthoot Finance Ltd. (Financials, Consumer finance)	3,444	46,437
Nestle India Ltd. (Consumer staples, Food products)	691	181,020
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 11

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
India (continued)
NTPC Ltd. (Utilities, Independent power and renewable electricity producers)†	131,841	$277,046
Oil & Natural Gas Corp. Ltd. (Energy, Oil, gas & consumable fuels)†	49,602	92,870
Page Industries Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	125	58,586
Petronet LNG Ltd. (Energy, Oil, gas & consumable fuels)†	68,619	187,323
PI Industries Ltd. (Materials, Chemicals)	2,841	124,200
Pidilite Industries Ltd. (Materials, Chemicals)†	1,493	47,062
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)†	97,674	276,085
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	40,088	1,196,798
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	3,208	47,888
Shree Cement Ltd. (Materials, Construction materials)	76	23,117
Shriram Finance Ltd. (Financials, Consumer finance)	3,203	54,192
Siemens Ltd. (Industrials, Industrial conglomerates)	1,771	76,028
State Bank of India (Financials, Banks)	39,181	274,611
Sun Pharmaceutical Industries Ltd. (Health care, Pharmaceuticals)†	12,447	146,741
Tata Consultancy Services Ltd. (Information technology, IT services)†	14,711	584,924
Tata Elxsi Ltd. (Information technology, Software)†	430	38,574
Tata Motors Ltd. (Consumer discretionary, Automobiles)†	26,536	168,809
Tata Steel Ltd. (Materials, Metals & mining)	108,234	138,413
Tech Mahindra Ltd. (Information technology, IT services)	8,514	114,802
Titan Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	2,811	95,926
Torrent Pharmaceuticals Ltd. (Health care, Pharmaceuticals)	4,389	97,391
Tube Investments of India Ltd. (Consumer discretionary, Automobile components)	6,932	239,883
TVS Motor Co. Ltd. (Consumer discretionary, Automobiles)	9,317	146,717
UltraTech Cement Ltd. (Materials, Construction materials)†	1,876	178,459
UPL Ltd. (Materials, Chemicals)†	10,040	83,141
Varun Beverages Ltd. (Consumer staples, Beverages)	9,492	194,408
Vedanta Ltd. (Materials, Metals & mining)	24,690	83,054
Yes Bank Ltd. (Financials, Banks)†	898,744	175,986
		15,103,253
Indonesia: 2.04%
Adaro Energy Indonesia Tbk PT (Energy, Oil, gas & consumable fuels)	508,900	69,257
Aneka Tambang Tbk PT (Materials, Metals & mining)	309,900	39,177
Astra International Tbk PT (Consumer discretionary, Industrial conglomerates)	227,700	97,976
Bank Central Asia Tbk PT (Financials, Banks)	789,800	476,830
Bank Mandiri Persero Tbk PT (Financials, Banks)	689,900	232,421
Bank Negara Indonesia Persero Tbk PT (Financials, Banks)	175,900	106,197
Bank Rakyat Indonesia Persero Tbk PT (Financials, Banks)	657,700	244,608
Charoen Pokphand Indonesia Tbk PT (Consumer staples, Food products)	98,300	32,461
Hanson International Tbk PT (Real estate, Real estate management & development)♦†	10,045,000	0
Indofood CBP Sukses Makmur Tbk PT (Consumer staples, Food products)	70,900	55,339
Indofood Sukses Makmur Tbk PT (Consumer staples, Food products)	283,400	134,232
Kalbe Farma Tbk PT (Health care, Pharmaceuticals)	1,087,400	147,260
Semen Indonesia Persero Tbk PT (Materials, Construction materials)	291,800	112,905
Sumber Alfaria Trijaya Tbk PT (Consumer staples, Consumer staples distribution & retail)	1,096,300	193,077
Telkom Indonesia Persero Tbk PT (Communication services, Diversified telecommunication services)	445,900	120,176
See accompanying notes to portfolio of investments
12 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT (Consumer staples, Household products)	82,000	$24,780
United Tractors Tbk PT (Energy, Oil, gas & consumable fuels)	21,700	32,174
		2,118,870
Kuwait: 1.08%
Agility Public Warehousing Co. KSC (Industrials, Air freight & logistics)†	44,921	89,243
Boubyan Bank KSCP (Financials, Banks)	6,784	13,235
Gulf Bank KSCP (Financials, Banks)	195,396	162,645
Kuwait Finance House KSCP (Financials, Banks)	114,757	263,805
Mabanee Co. KPSC (Real estate, Real estate management & development)	32,736	78,873
Mobile Telecommunications Co. KSCP (Communication services, Wireless telecommunication services)	77,986	131,857
National Bank of Kuwait SAKP (Financials, Banks)	127,946	382,736
		1,122,394
Luxembourg: 0.11%
Reinet Investments SCA (Financials, Capital markets)	5,639	111,529
Malaysia: 2.16%
AMMB Holdings Bhd (Financials, Banks)	255,100	201,184
CelcomDigi Bhd (Communication services, Wireless telecommunication services)	169,500	164,157
CIMB Group Holdings Bhd (Financials, Banks)	164,700	171,997
Gamuda Bhd (Industrials, Construction & engineering)	159,700	153,627
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	122,600	111,563
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	85,100	46,279
HAP Seng Consolidated Bhd (Industrials, Industrial conglomerates)	8,800	6,902
Hong Leong Bank Bhd (Financials, Banks)	15,500	65,016
Hong Leong Financial Group Bhd (Financials, Banks)	16,067	60,293
IOI Corp. Bhd (Consumer staples, Food products)	105,800	84,585
Malayan Banking Bhd (Financials, Banks)	58,400	109,449
Maxis Bhd (Communication services, Wireless telecommunication services)	94,700	84,328
Nestle Malaysia Bhd (Consumer staples, Food products)	800	23,226
Petronas Chemicals Group Bhd (Materials, Chemicals)	400	568
Petronas Gas Bhd (Utilities, Gas utilities)	5,500	19,948
PPB Group Bhd (Consumer staples, Food products)	16,000	56,367
Public Bank Bhd (Financials, Banks)	186,200	153,704
QL Resources Bhd (Consumer staples, Food products)	97,700	117,481
RHB Bank Bhd (Financials, Banks)	71,100	82,415
Sime Darby Bhd (Industrials, Industrial conglomerates)	307,900	138,090
Sime Darby Plantation Bhd (Consumer staples, Food products)	12,000	10,972
Telekom Malaysia Bhd (Communication services, Diversified telecommunication services)	145,800	161,105
Tenaga Nasional Bhd (Utilities, Electric utilities)	64,800	133,517
Top Glove Corp. Bhd (Health care, Health care equipment & supplies)†	344,750	85,151
		2,241,924
Mexico: 2.87%
Alfa SAB de CV Class A (Industrials, Industrial conglomerates)	150,800	92,241
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 13

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Mexico (continued)
America Movil SAB de CV Series B (Communication services, Wireless telecommunication services)	305,623	$323,436
Arca Continental SAB de CV (Consumer staples, Beverages)	9,000	90,972
Banco del Bajio SA (Financials, Banks)144A	53,500	168,282
Cemex SAB de CV (Materials, Construction materials)†	261,200	156,818
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	22,700	188,168
Controladora AXTEL SAB de CV (Communication services, Diversified telecommunication services)†	150,800	2,310
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	25,200	36,755
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	27,400	276,695
Gruma SAB de CV Class B (Consumer staples, Food products)	7,235	111,595
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	6,300	110,988
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)	5,050	141,694
Grupo Bimbo SAB de CV Class A (Consumer staples, Food products)	28,300	151,731
Grupo Carso SAB de CV (Industrials, Industrial conglomerates)	2,100	12,230
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	45,000	361,598
Grupo Financiero Inbursa SAB de CV Class O (Financials, Banks)†	42,700	94,940
Grupo Mexico SAB de CV Class B (Materials, Metals & mining)	28,600	127,567
Kimberly-Clark de Mexico SAB de CV Class A (Consumer staples, Household products)	31,900	65,192
Orbia Advance Corp. SAB de CV (Materials, Chemicals)	34,400	72,713
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation infrastructure)	12,995	126,497
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	70,739	269,095
		2,981,517
Netherlands: 0.18%
NEPI Rockcastle NV (Real estate, Real estate management & development)†	14,140	80,772
Pepco Group NV (Consumer discretionary, Broadline retail)†	11,454	108,179
		188,951
Peru: 0.26%
Credicorp Ltd. (Financials, Banks)	2,075	268,609
Philippines: 0.93%
ACEN Corp. (Utilities, Independent power and renewable electricity producers)†	5,790	604
Bank of the Philippine Islands (Financials, Banks)	90,777	161,559
BDO Unibank, Inc. (Financials, Banks)	71,294	172,649
Energy Development Corp. (Utilities, Independent power and renewable electricity producers)♦†	231,800	0
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	11,210	38,924
Jollibee Foods Corp. (Consumer discretionary, Hotels, restaurants & leisure)	45,730	191,845
Manila Electric Co. (Utilities, Electric utilities)	14,030	81,692
Metropolitan Bank & Trust Co. (Financials, Banks)	136,477	139,976
See accompanying notes to portfolio of investments
14 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Philippines (continued)
PLDT, Inc. (Communication services, Wireless telecommunication services)	2,295	$49,038
Universal Robina Corp. (Consumer staples, Food products)	52,470	131,362
		967,649
Poland: 1.03%
Bank Polska Kasa Opieki SA (Financials, Banks)	4,557	103,574
CD Projekt SA (Communication services, Entertainment)	5,809	166,238
Cyfrowy Polsat SA (Communication services, Media)	7,861	28,668
Dino Polska SA (Consumer staples, Consumer staples distribution & retail)144A†	645	63,370
KGHM Polska Miedz SA (Materials, Metals & mining)	1,703	42,060
mBank SA (Financials, Banks)†	368	30,655
PGE Polska Grupa Energetyczna SA (Utilities, Electric utilities)†	75,072	119,046
Polski Koncern Naftowy ORLEN SA (Energy, Oil, gas & consumable fuels)†	8,555	121,582
Powszechna Kasa Oszczednosci Bank Polski SA (Financials, Banks)	18,080	136,949
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)†	15,558	141,724
Santander Bank Polska SA (Financials, Banks)	1,408	111,903
		1,065,769
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $89,583) (Materials, Metals & mining)♦†˃	52,390	0
Gazprom PJSC (Acquired 1-29-2019, cost $384,585) (Energy, Oil, gas & consumable fuels)♦†˃	143,160	0
Inter RAO UES PJSC (Acquired 5-7-2020, cost $59,563) (Utilities, Electric utilities)♦†˃	862,002	0
LUKOIL PJSC (Acquired 3-18-2020, cost $576,228) (Energy, Oil, gas & consumable fuels)♦†˃	8,545	0
Magnit PJSC (Acquired 4-29-2013, cost $106,474) (Consumer staples, Consumer staples distribution & retail)♦†˃	1,476	0
Magnit PJSC GDR (Acquired 7-8-2021, cost $58) (Consumer staples, Consumer staples distribution & retail)♦†˃	4	0
MMC Norilsk Nickel PJSC (Acquired 6-6-2017, cost $349,985) (Materials, Metals & mining)♦†˃	1,210	0
Mobile TeleSystems PJSC (Acquired 10-9-2020, cost $54,568) (Communication services, Wireless telecommunication services)♦†˃	12,728	0
Novolipetsk Steel PJSC (Acquired 5-7-2020, cost $58,368) (Materials, Metals & mining)♦†˃	28,410	0
PhosAgro PJSC (Acquired 4-8-2021, cost $50,199) (Materials, Chemicals)♦†˃	912	0
PhosAgro PJSC (Acquired 4-8-2021, cost $323) (Materials, Chemicals)♦†˃	18	0
PhosAgro PJSC GDR (Acquired 4-8-2021, cost $0) (Materials, Chemicals)♦†˃	2	0
Polyus PJSC (Acquired 10-15-2021, cost $135,672) (Materials, Metals & mining)♦†˃	772	0
Rosneft Oil Co. PJSC (Acquired 1-31-2020, cost $125,766) (Energy, Oil, gas & consumable fuels)♦†˃	17,010	0
Sberbank of Russia PJSC (Acquired 7-31-2019, cost $713,153) (Financials, Banks)♦†˃	194,870	0
Severstal PAO (Acquired 7-5-2020, cost $62,518) (Materials, Metals & mining)♦†˃	4,920	0
Tatneft PJSC (Acquired 5-7-2020, cost $171,025) (Energy, Oil, gas & consumable fuels)♦†˃	28,052	0
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 15

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Russia (continued)
TCS Group Holding PLC GDR (Acquired 3-30-2021, cost $149,438) (Financials, Banks)♦†˃	2,546	$0
VTB Bank PJSC (Acquired 7-2-2018, cost $13,240) (Financials, Banks)♦†˃	17,390,000	0
		0
South Africa: 2.90%
Absa Group Ltd. (Financials, Banks)	20,610	160,783
African Rainbow Minerals Ltd. (Materials, Metals & mining)	6,601	69,044
Anglo American Platinum Ltd. (Materials, Metals & mining)	1,915	110,299
AngloGold Ashanti Ltd. (Materials, Metals & mining)	2,308	56,522
Bid Corp. Ltd. (Consumer staples, Consumer staples distribution & retail)	6,420	136,746
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	4,054	48,894
Capitec Bank Holdings Ltd. (Financials, Banks)	867	59,357
Clicks Group Ltd. (Consumer staples, Consumer staples distribution & retail)	2,807	33,382
Exxaro Resources Ltd. (Energy, Oil, gas & consumable fuels)	8,236	66,903
FirstRand Ltd. (Financials, Financial services)	53,214	162,648
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	5,720	24,314
Gold Fields Ltd. (Materials, Metals & mining)	10,244	156,631
Harmony Gold Mining Co. Ltd. (Materials, Metals & mining)†	7,846	37,247
Impala Platinum Holdings Ltd. (Materials, Metals & mining)	9,745	78,271
Kumba Iron Ore Ltd. (Materials, Metals & mining)	4,639	101,996
Mr Price Group Ltd. (Consumer discretionary, Specialty retail)	3,288	20,688
MTN Group Ltd. (Communication services, Wireless telecommunication services)	22,731	140,602
MultiChoice Group (Communication services, Media)	10,848	53,957
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	3,528	532,604
Nedbank Group Ltd. (Financials, Banks)	13,641	144,007
Old Mutual Ltd. (Financials, Insurance)	118,573	64,161
OUTsurance Group Ltd. (Financials, Insurance)	34,690	55,680
Remgro Ltd. (Financials, Financial services)	15,629	104,004
Sanlam Ltd. (Financials, Insurance)	6,897	18,153
Sasol Ltd. (Materials, Chemicals)	8,614	100,920
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	2,087	20,660
Sibanye Stillwater Ltd. (Materials, Metals & mining)	31,185	55,368
Standard Bank Group Ltd. (Financials, Banks)	20,852	160,249
Woolworths Holdings Ltd. (Consumer discretionary, Broadline retail)	78,082	235,607
		3,009,697
South Korea: 12.60%
Amorepacific Corp. (Consumer staples, Personal care products)	42	3,307
BGF retail Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	1,581	226,802
Celltrion, Inc. (Health care, Biotechnology)	1,681	216,956
Cheil Worldwide, Inc. (Communication services, Media)	8,696	120,096
CJ CheilJedang Corp. (Consumer staples, Food products)	99	23,123
CJ Corp. (Industrials, Industrial conglomerates)	1,656	110,546
Coway Co. Ltd. (Consumer discretionary, Household durables)	250	9,070
DB Insurance Co. Ltd. (Financials, Insurance)	2,919	162,747
Doosan Bobcat, Inc. (Industrials, Machinery)	2,597	104,682
Doosan Enerbility Co. Ltd. (Industrials, Electrical equipment)†	4,945	59,910
Ecopro BM Co. Ltd. (Industrials, Electrical equipment)	416	78,044
See accompanying notes to portfolio of investments
16 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
South Korea (continued)
E-MART, Inc. (Consumer staples, Consumer staples distribution & retail)	647	$41,094
F&F Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	578	56,352
GS Holdings Corp. (Industrials, Industrial conglomerates)	6,548	189,940
Hana Financial Group, Inc. (Financials, Banks)	4,697	146,687
Hankook Tire & Technology Co. Ltd. (Consumer discretionary, Automobile components)	5,248	136,414
Hanmi Pharm Co. Ltd. (Health care, Pharmaceuticals)	322	70,963
Hanwha Solutions Corp. (Materials, Chemicals)†	280	9,441
HMM Co. Ltd. (Industrials, Marine transportation)	7,074	94,604
Hotel Shilla Co. Ltd. (Consumer discretionary, Specialty retail)	1,905	110,805
Hyundai Engineering & Construction Co. Ltd. (Industrials, Construction & engineering)	1,692	48,826
Hyundai Glovis Co. Ltd. (Industrials, Air freight & logistics)	1,017	129,496
Hyundai Mobis Co. Ltd. (Consumer discretionary, Automobile components)	992	166,672
Hyundai Motor Co. (Consumer discretionary, Automobiles)	1,986	299,265
Hyundai Steel Co. (Materials, Metals & mining)	4,390	107,827
Industrial Bank of Korea (Financials, Banks)	17,447	134,213
Kakao Corp. (Communication services, Interactive media & services)	3,419	144,771
Kakao Games Corp. (Communication services, Entertainment)†	483	14,138
Kangwon Land, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	2,321	31,879
KB Financial Group, Inc. (Financials, Banks)	7,995	289,139
Kia Corp. (Consumer discretionary, Automobiles)	5,196	336,287
Korea Aerospace Industries Ltd. (Industrials, Aerospace & defense)	942	36,552
Korea Investment Holdings Co. Ltd. (Financials, Capital markets)	3,406	142,168
Korea Zinc Co. Ltd. (Materials, Metals & mining)	76	27,514
Korean Air Lines Co. Ltd. (Industrials, Passenger airlines)	2,977	49,570
Krafton, Inc. (Communication services, Entertainment)†	664	94,603
KT&G Corp. (Consumer staples, Tobacco)	2,175	136,998
Kumho Petrochemical Co. Ltd. (Materials, Chemicals)	1,609	153,838
LG Chem Ltd. (Materials, Chemicals)	645	336,775
LG Corp. (Industrials, Industrial conglomerates)	1,590	103,025
LG Electronics, Inc. (Consumer discretionary, Household durables)	1,565	144,797
LG H&H Co. Ltd. (Consumer staples, Personal care products)	198	78,618
LG Innotek Co. Ltd. (Information technology, Electronic equipment, instruments & components)	619	143,178
LG Uplus Corp. (Communication services, Diversified telecommunication services)	14,363	121,635
Lotte Chemical Corp. (Materials, Chemicals)	215	27,036
Lotte Shopping Co. Ltd. (Consumer discretionary, Broadline retail)	2,292	138,150
Meritz Financial Group, Inc. (Financials, Financial services)	1,725	58,421
Mirae Asset Securities Co. Ltd. (Financials, Capital markets)	24,288	133,586
NAVER Corp. (Communication services, Interactive media & services)†	1,924	289,198
NCSoft Corp. (Communication services, Entertainment)	803	194,208
NH Investment & Securities Co. Ltd. Class C (Financials, Capital markets)	19,171	144,297
Orion Corp. (Consumer staples, Food products)	1,133	110,291
Pan Ocean Co. Ltd. (Industrials, Marine transportation)	26,698	94,743
POSCO Holdings, Inc. (Materials, Metals & mining)	1,165	315,992
S-1 Corp. (Industrials, Commercial services & supplies)	2,786	113,980
Samsung C&T Corp. (Industrials, Industrial conglomerates)	1,574	131,162
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 17

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
South Korea (continued)
Samsung Electro-Mechanics Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,287	$143,027
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	73,484	3,953,104
Samsung Engineering Co. Ltd. (Industrials, Construction & engineering)†	2,011	42,879
Samsung Fire & Marine Insurance Co. Ltd. (Financials, Insurance)	905	153,760
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	1,638	81,823
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	724	391,661
Samsung SDS Co. Ltd. (Information technology, IT services)	567	53,101
Samsung Securities Co. Ltd. (Financials, Capital markets)	4,789	132,602
SD Biosensor, Inc. (Health care, Health care equipment & supplies)	583	7,437
Shinhan Financial Group Co. Ltd. (Financials, Banks)	10,893	287,662
SK Bioscience Co. Ltd. (Health care, Biotechnology)†	988	61,710
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	7,195	588,719
SK, Inc. (Industrials, Industrial conglomerates)	322	40,709
S-Oil Corp. (Energy, Oil, gas & consumable fuels)	891	48,469
Woori Financial Group, Inc. (Financials, Banks)	8,443	76,208
Yuhan Corp. (Health care, Pharmaceuticals)	647	28,907
		13,086,209
Taiwan: 16.28%
Accton Technology Corp. (Information technology, Communications equipment)†	16,000	183,809
Acer, Inc. (Information technology, Technology hardware, storage & peripherals)	76,000	76,303
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)†	3,000	39,736
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	89,000	322,952
Asia Cement Corp. (Materials, Construction materials)†	46,500	66,510
Asustek Computer, Inc. (Information technology, Technology hardware, storage & peripherals)†	6,000	59,556
AUO Corp. (Information technology, Electronic equipment, instruments & components)†	96,000	54,987
Catcher Technology Co. Ltd. (Information technology, Technology hardware, storage & peripherals)†	24,000	144,887
Cathay Financial Holding Co. Ltd. (Financials, Insurance)†	66,000	95,153
Chailease Holding Co. Ltd. (Financials, Financial services)†	19,814	130,578
Cheng Shin Rubber Industry Co. Ltd. (Consumer discretionary, Automobile components)	34,000	43,154
China Airlines Ltd. (Industrials, Passenger airlines)†	138,000	99,702
China Steel Corp. (Materials, Metals & mining)†	89,000	83,996
Chunghwa Telecom Co. Ltd. (Communication services, Diversified telecommunication services)†	41,000	168,123
Compal Electronics, Inc. (Information technology, Technology hardware, storage & peripherals)	130,000	117,826
CTBC Financial Holding Co. Ltd. (Financials, Banks)†	216,000	170,818
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)†	32,000	329,607
See accompanying notes to portfolio of investments
18 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Taiwan (continued)
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)†	13,000	$87,576
E.Sun Financial Holding Co. Ltd. (Financials, Banks)†	18,614	15,690
Eclat Textile Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,667	132,286
eMemory Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)†	2,000	119,762
Eva Airways Corp. (Industrials, Passenger airlines)†	183,000	202,192
Evergreen Marine Corp. Taiwan Ltd. (Industrials, Marine transportation)	20,800	103,568
Far Eastern New Century Corp. (Industrials, Industrial conglomerates)†	111,000	116,681
Far EasTone Telecommunications Co. Ltd. (Communication services, Wireless telecommunication services)	29,000	72,388
Feng TAY Enterprise Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)†	19,000	118,103
First Financial Holding Co. Ltd. (Financials, Banks)†	89,020	81,408
Formosa Chemicals & Fibre Corp. (Materials, Chemicals)	31,000	69,007
Formosa Plastics Corp. (Materials, Chemicals)	53,000	162,307
Fubon Financial Holding Co. Ltd. (Financials, Insurance)†	95,570	189,103
Giant Manufacturing Co. Ltd. (Consumer discretionary, Leisure products)†	7,000	46,929
Globalwafers Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	2,000	32,805
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)†	204,400	708,440
Hua Nan Financial Holdings Co. Ltd. Class C (Financials, Banks)†	74,134	53,681
Inventec Corp. (Information technology, Technology hardware, storage & peripherals)†	123,000	147,508
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	3,000	221,137
Lite-On Technology Corp. (Information technology, Technology hardware, storage & peripherals)	44,000	127,443
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)†	27,000	666,927
Mega Financial Holding Co. Ltd. (Financials, Banks)†	59,875	69,759
Micro-Star International Co. Ltd. (Information technology, Technology hardware, storage & peripherals)†	41,000	221,495
momo.com, Inc. (Consumer discretionary, Broadline retail)	5,000	113,742
Nan Ya Plastics Corp. (Materials, Chemicals)	54,000	136,549
Nan Ya Printed Circuit Board Corp. (Information technology, Electronic equipment, instruments & components)	4,000	39,444
Nien Made Enterprise Co. Ltd. (Consumer discretionary, Household durables)†	12,000	137,662
Novatek Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	17,000	235,408
Pegatron Corp. (Information technology, Technology hardware, storage & peripherals)	65,000	159,287
Pharmally International Holding Co. Ltd. (Health care, Pharmaceuticals)♦†	2,064	0
Pou Chen Corp. (Consumer discretionary, Textiles, apparel & luxury goods)†	272,000	280,166
Powerchip Semiconductor Manufacturing Corp. (Information technology, Semiconductors & semiconductor equipment)	44,000	44,247
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	14,000	127,345
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 19

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Taiwan (continued)
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	32,000	$121,325
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)†	12,000	149,182
Ruentex Development Co. Ltd. (Real estate, Real estate management & development)†	106,000	120,394
Shanghai Commercial & Savings Bank Ltd. (Financials, Banks)†	74,000	108,733
SinoPac Financial Holdings Co. Ltd. (Financials, Banks)†	191,094	107,589
Synnex Technology International Corp. (Information technology, Electronic equipment, instruments & components)	67,000	139,331
Taishin Financial Holding Co. Ltd. (Financials, Banks)†	24,000	14,332
Taiwan Business Bank (Financials, Banks)†	72,000	33,039
Taiwan High Speed Rail Corp. (Industrials, Transportation infrastructure)†	10,000	10,593
Taiwan Mobile Co. Ltd. (Communication services, Wireless telecommunication services)†	15,000	50,525
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	395,000	7,173,053
Unimicron Technology Corp. (Information technology, Electronic equipment, instruments & components)†	11,000	64,616
Uni-President Enterprises Corp. (Consumer staples, Food products)†	84,000	203,114
United Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	224,000	377,616
Vanguard International Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)†	18,000	54,420
Voltronic Power Technology Corp. (Industrials, Electrical equipment)†	2,000	126,271
Walsin Lihwa Corp. (Industrials, Electrical equipment)	81,000	121,787
Win Semiconductors Corp. (Information technology, Semiconductors & semiconductor equipment)	12,000	62,289
Winbond Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	74,000	64,180
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	2,000	75,502
WPG Holdings Ltd. (Information technology, Electronic equipment, instruments & components)†	89,440	154,852
Yageo Corp. (Information technology, Electronic equipment, instruments & components)†	5,000	82,662
Yang Ming Marine Transport Corp. (Industrials, Marine transportation)†	2,000	3,957
Yuanta Financial Holding Co. Ltd. (Financials, Financial services)†	106,856	82,939
Zhen Ding Technology Holding Ltd. (Information technology, Electronic equipment, instruments & components)	47,000	177,431
		16,907,474
Thailand: 2.11%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	16,500	100,043
Asset World Corp. PCL (Consumer discretionary, Hotels, restaurants & leisure)	377,100	53,314
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	216,200	175,507
Berli Jucker PCL (Consumer staples, Consumer staples distribution & retail)	40,700	42,396
Bumrungrad Hospital PCL (Health care, Health care providers & services)	33,400	214,029
Carabao Group PCL (Consumer staples, Beverages)	14,700	28,091
See accompanying notes to portfolio of investments
20 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Thailand (continued)
Central Pattana PCL (Real estate, Real estate management & development)	17,500	$33,944
Central Retail Corp. PCL (Consumer discretionary, Broadline retail)	94,300	113,810
Charoen Pokphand Foods PCL (Consumer staples, Food products)	44,000	25,414
Delta Electronics Thailand PCL (Information technology, Electronic equipment, instruments & components)	27,000	76,810
Electricity Generating PCL (Utilities, Independent power and renewable electricity producers)	24,100	100,070
Global Power Synergy PCL (Utilities, Independent power and renewable electricity producers)	2,200	3,698
Home Product Center PCL (Consumer discretionary, Specialty retail)	143,900	57,064
Indorama Ventures PCL (Materials, Chemicals)	54,600	49,815
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	39,500	84,846
Kasikornbank PCL (Financials, Banks)	11,400	42,423
Krung Thai Bank PCL (Financials, Banks)	433,700	236,790
Krungthai Card PCL (Financials, Consumer finance)	61,300	89,836
Land & Houses PCL (Real estate, Real estate management & development)	563,000	137,514
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure)	68,100	66,045
Osotspa PCL (Consumer staples, Beverages)	75,100	62,583
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	14,100	56,522
PTT Oil & Retail Business PCL (Consumer discretionary, Specialty retail)	60,300	34,655
Ratch Group PCL (Utilities, Independent power and renewable electricity producers)	53,100	55,313
Siam Cement PCL (Materials, Construction materials)	3,000	27,500
Srisawad Corp. PCL (Financials, Consumer finance)	106,700	170,935
Thai Oil PCL (Energy, Oil, gas & consumable fuels)	10,400	12,925
Thai Union Group PCL (Consumer staples, Food products)	85,400	36,074
		2,187,966
Turkey: 0.82%
Akbank TAS (Financials, Banks)	189,983	144,752
Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials, Aerospace & defense)	12,688	29,063
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	18,589	126,395
Haci Omer Sabanci Holding AS (Financials, Banks)	81,500	151,705
Koza Altin Isletmeleri AS (Materials, Metals & mining)	21,931	24,345
Pegasus Hava Tasimaciligi AS (Industrials, Passenger airlines)†	1,409	31,174
Turk Hava Yollari AO (Industrials, Passenger airlines)†	10,662	73,935
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	29,943	48,372
Turkiye Is Bankasi AS Class C (Financials, Banks)	175,932	94,596
Yapi ve Kredi Bankasi AS (Financials, Banks)	251,600	123,756
		848,093
United States: 0.49%
Parade Technologies Ltd. (Information technology, Semiconductors & semiconductor equipment)	3,000	99,585
Yum China Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	7,272	410,577
		510,162
Total common stocks (Cost $99,078,437)		99,052,669
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 21

Portfolio of investments—May 31, 2023 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 3.12%
Brazil: 2.06%
Banco Bradesco SA (Financials, Banks)	0.00%	98,494	$301,114
Centrais Eletricas Brasileiras SA Class B (Utilities, Electric utilities)	1.49	17,600	136,684
Cia Energetica de Minas Gerais (Utilities, Electric utilities)	0.02	97,887	225,746
Gerdau SA (Materials, Metals & mining)	0.10	43,715	206,542
Itau Unibanco Holding SA (Financials, Banks)	0.00	98,470	511,051
Itausa SA (Financials, Banks)	0.01	140,945	243,924
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.01	99,500	512,278
			2,137,339
Chile: 0.20%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	3.22	3,272	210,861
Colombia: 0.08%
Bancolombia SA (Financials, Banks)	0.19	14,107	82,296
South Korea: 0.78%
Hyundai Motor Co. (Consumer discretionary, Automobiles)	4.77	1,506	119,595
Hyundai Motor Co. (Consumer discretionary, Automobiles)	4.81	1,252	99,518
LG Chem Ltd. (Materials, Chemicals)	7.93	115	31,279
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.29	12,531	553,262
			803,654
Total preferred stocks (Cost $3,262,918)			3,234,150

		Yield
Short-term investments: 1.59%
Investment companies: 1.59%
Allspring Government Money Market Fund Select Class♠∞		5.01	1,652,439	1,652,439
Total short-term investments (Cost $1,652,439)				1,652,439
Total investments in securities (Cost $103,993,794)	100.09%			103,939,258
Other assets and liabilities, net	(0.09)			(91,306)
Total net assets	100.00%			$103,847,952

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $3,100,746), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
22 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,201,225	$4,195,899	$(7,744,685)	$0	$0	$1,652,439	1,652,439	$44,906
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. MSCI Emerging Markets EM Index	39	6-16-2023	$1,888,154	$1,865,760	$0	$(22,394)
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 23

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee [at Allspring Funds Management,LLC (“Allspring Funds Management”)].
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31,2023,, such fair value pricing was used in pricing certain foreign securities. On May 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
24 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 25

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$3,862,013	$0	$0	$3,862,013
Chile	571,290	0	0	571,290
China	29,504,374	0	0	29,504,374
Colombia	70,958	0	0	70,958
Czech Republic	201,970	0	0	201,970
Egypt	44,121	0	0	44,121
Greece	580,989	0	0	580,989
Hong Kong	1,129,672	0	0	1,129,672
Hungary	367,216	0	0	367,216
India	15,103,253	0	0	15,103,253
Indonesia	2,118,870	0	0	2,118,870
Kuwait	1,122,394	0	0	1,122,394
Luxembourg	111,529	0	0	111,529
Malaysia	2,241,924	0	0	2,241,924
Mexico	2,981,517	0	0	2,981,517
Netherlands	188,951	0	0	188,951
Peru	268,609	0	0	268,609
Philippines	967,649	0	0	967,649
Poland	1,065,769	0	0	1,065,769
Russia	0	0	0	0
South Africa	3,009,697	0	0	3,009,697
South Korea	13,086,209	0	0	13,086,209
Taiwan	16,907,474	0	0	16,907,474
Thailand	2,187,966	0	0	2,187,966
Turkey	848,093	0	0	848,093
United States	510,162	0	0	510,162
Preferred stocks
Brazil	2,137,339	0	0	2,137,339
Chile	210,861	0	0	210,861
Colombia	82,296	0	0	82,296
South Korea	803,654	0	0	803,654
Short-term investments
Investment companies	1,652,439	0	0	1,652,439
Total assets	$103,939,258	$0	$0	$103,939,258
Liabilities
Futures contracts	$22,394	$0	$0	$22,394
Total liabilities	$22,394	$0	$0	$22,394
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2023, $272,831 was segregated as cash collateral for these open futures contracts.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
26 | Allspring Factor Enhanced Emerging Markets Equity Portfolio